TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables trade receivables and other current assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2023	2022
Trade receivables	$662	$672
Inventory	111	42
Collateral deposits(1)	178	609
Prepaids and others	127	86
Sales tax receivable	94	73
Income tax receivables	74	74
Current portion of contract asset	61	54
Short term deposits and advances	23	113
Other short-term receivables	187	137
	$1,517	$1,860
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.